Consultant agreement (Details) (USD $)	Oct. 31, 2011
Consultant agreement
Amount payable upon execution of the agreement	$ 15,000
Amount payable per month through the term of the agreement	5,000
Restricted shares of the Company issued	150,000
par value common stock	$ 0.001
Value of the common stock on the date of grant	$ 124,500